Derivative instruments and hedging activities - Schedule of information about relevant transactions outstanding (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates	[1]	¥ 20,294,000	¥ 21,112,000
Sale and Total Return Swap [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross cash proceeds received at transfer dates		64,315	69,383
Fair value of transferred securities at transfer dates		64,185	69,253
Fair value of transferred securities at reporting dates		47,286	54,627
Gross derivative liabilities arising from the transactions at reporting dates	[2]	¥ 16,813	¥ 14,434

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Amounts presented on a gross basis, before the application of counterparty offsetting are included in Trading liabilities in the consolidated balance sheets as of March 31, 2024 and September 30, 2024. Of which ¥14,434 million and ¥16,813 million are included in interest rate contracts used for trading purpose as of March 31, 2024 and September 30, 2024 respectively as disclosed in present Note 3 “Derivative instruments and hedging activities.”